UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2019

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Vivaldi Merger Arbitrage Fund

Class A Shares – VARAX

Class I Shares – VARBX

Vivaldi Multi-Strategy Fund

Class A Shares – OMOAX

Class I Shares – OMOIX

WV Concentrated Equities Fund

Class A Shares – WVCAX

Class I Shares – WVCIX

SEMI-ANNUAL REPORT

MARCH 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds, if you hold your shares directly with the Funds, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Funds, you may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at (877) 779-1999 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports at (877) 779-1999 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Managers Series Trust II’s Funds you hold directly or through your financial intermediary, as applicable.

Vivaldi Asset Management, LLC | 225 W. Wacker Dr. | Suite 2100 | Chicago, IL 60606 | P: 312.248.8300

The Vivaldi Funds

Each a series of Investment Managers Series Trust II

Table of Contents

Schedule of Investments	1
Statements of Assets and Liabilities	21
Statements of Operations	23
Statements of Changes in Net Assets	24
Statements of Cash Flows	27
Financial Highlights	29
Notes to Financial Statements	35
Expense Examples	51

This report and the financial statements contained herein are provided for the general information of the shareholders of the Vivaldi Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.vivaldifunds.com

Vivaldi Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2019 (Unaudited)

Number of Shares		Value
	Common Stocks – 42.8%
	Broadcast Services/Programs – 0.4%
59,229	Fox Corp. - Class A*	$2,174,297
	Chemicals-Diversified – 0.4%
44,838	DowDuPont, Inc.	2,390,314
	Coal – 0.7%
346,563	SunCoke Energy Partners LP	4,314,709
	Commercial Banks-Central US – 0.3%
83,744	TCF Financial Corp.	1,732,663
	Computer Services – 1.6%
153,442	Luxoft Holding, Inc.*1	9,008,580
	Computer Software – 4.3%
138,359	Red Hat, Inc.*3	25,278,189
	Data Processing/Management – 0.0%
9,231	First Data Corp.*	242,498
	Electronic Components-Semiconductor – 5.5%
271,696	Mellanox Technologies Ltd.*1,3	32,157,939
	Enterprise Software/Service – 8.4%
147,255	Ultimate Software Group, Inc.*3	48,613,293
	Finance-Mortgage Loan/Bankers – 4.7%
279,089	Ellie Mae, Inc.*	27,543,293
	Gold Mining – 5.0%
2,546,342	Goldcorp, Inc.[1,3]	29,130,153
	Internet Application Software – 1.0%
241,200	Attunity Ltd.*1	5,656,140
	Investment Companies – 1.3%
149,813	Oaktree Capital Group LLC	7,438,215
	Medical-Biomedical/Generics – 4.9%
174,661	Celgene Corp.*	16,477,519
103,296	Spark Therapeutics, Inc.*	11,763,348
		28,240,867
	S & L/Thrifts-Eastern US – 2.2%
385,227	BSB Bancorp, Inc.*3	12,650,855
	Telecommunication Equipment – 2.1%
127,146	ARRIS International PLC*1,3	4,019,085
337,678	Quantenna Communications, Inc.*	8,215,706
		12,234,791
	Total Common Stocks (Cost $240,232,896)	248,806,796
1

Vivaldi Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Number of Contracts		Value
	Purchased Options Contracts – 0.0%
	Call Options – 0.0%
	Mellanox Technologies, Ltd.
463	Exercise Price: $115.00, Notional Amount: $5,324,500, Expiration Date: June 21, 2019	$199,090
	Total CALL Options (Cost $222,953)	199,090
	Put Options – 0.0%
	Goldcorp, Inc.
463	Exercise Price: $10.00, Notional Amount: $463,000, Expiration Date: April 18, 2019	2,778
	Total PUT Options (Cost $3,490)	2,778
	Total Purchased Options Contracts (Cost $226,443)	201,868

Number of Shares
	Rights – 0.1%
451,878	Corium International, Expiration Date: March 31, 2020*3,4	—
1,173,659	Pan American Silver Corp., Expiration Date: February 22, 2029*4	268,768
	Total Rights (Cost $0)	268,768
	Short-Term Investments – 58.8%
341,943,281	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 2.28%[2]	341,943,281
	Total Short-Term Investments (Cost $341,943,281)	341,943,281

	Total Investments – 101.7% (Cost $582,402,620)	591,220,713
	Liabilities in Excess of Other Assets – (1.7)%	(10,098,633)
	Total Net Assets – 100.0%	$581,122,080
	Securities Sold Short – (10.9)%
	Common Stocks – (10.9)%
	Chemicals-Diversified – (0.4)%
(14,944)	Dow, Inc.*	(771,559)
(44,838)	DowDuPont, Inc.*	(1,617,306)
		(2,388,865)
	Coal – (0.7)%
(458,388)	SunCoke Energy, Inc.*	(3,891,714)
	Commercial Banks-Central US – (0.3)%
(42,550)	Chemical Financial Corp.	(1,751,358)

2

Vivaldi Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Number of Shares		Value
	Securities Sold Short (Continued)
	Common Stocks (Continued)
	Data Processing/Management – (0.1)%
(2,798)	Fiserv, Inc.*	$(247,007)
	Gold Mining – (5.1)%
(835,202)	Newmont Mining Corp.	(29,875,176)
	Medical-Drugs – (1.4)%
(174,661)	Bristol-Myers Squibb Co.	(8,333,076)
	Private Equity – (0.6)%
(80,675)	Brookfield Asset Management, Inc. - Class A1	(3,763,489)
	S & L/Thrifts-Eastern US – (2.2)%
(770,455)	People's United Financial, Inc.	(12,666,280)
	Silver Mining – (0.1)%
(29,526)	Pan American Silver Corp.[1]	(391,220)
	Total Common Stocks (Proceeds $62,938,951)	(63,308,185)
	Total Securities Sold Short (Proceeds $62,938,951)	$(63,308,185)

Number of Contracts
	WRITTEN Options Contracts – (0.0)%
	Call Options – (0.0)%
	Mellanox Technologies, Ltd.
(740)	Exercise Price: $120.00, Notional Amount: $(8,880,000), Expiration Date: June 21, 2019*	(70,300)
(1,338)	Exercise Price: $120.00, Notional Amount: $(16,056,000), Expiration Date: April 18, 2019*	(6,690)
(2)	Exercise Price: $115.00, Notional Amount: $(23,000), Expiration Date: April 18, 2019*	(700)
	Red Hat, Inc.
(42)	Exercise Price: $180.00, Notional Amount: $(756,000), Expiration Date: June 21, 2019*	(23,100)
(93)	Exercise Price: $180.00, Notional Amount: $(1,674,000), Expiration Date: May 17, 2019*	(39,060)
	SunCoke Energy, Inc.
(268)	Exercise Price: $7.50, Notional Amount: $(201,000), Expiration Date: June 21, 2019	(37,520)
	Total CALL Options (Proceeds $299,613)	(177,370)
	Put Options – (0.0)%
	Celgene Corp.
(185)	Exercise Price: $80.00, Notional Amount: $(1,480,000), Expiration Date: April 18, 2019*	(4,995)

3

Vivaldi Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	PUT OPTIONS (Continued)
(18)	Exercise Price: $85.00, Notional Amount: $(153,000), Expiration Date: April 18, 2019*	$(792)
	Total PUT Options (Proceeds $6,765)	(5,787)
	Total WRITTEN Options Contracts (Proceeds $306,378)	$(183,157)

LP – Limited Partnership

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.
[3]	All or a portion of this security is segregated as collateral for securities sold short and written options contracts.
[4]	Level 3 security fair valued under procedures established by the Board of Trustees, represents 0.1% of Net Assets. The total value of this security is $268,768.

See accompanying Notes to Financial Statements.

4

Vivaldi Merger Arbitrage Fund

SUMMARY OF INVESTMENTS

As of March 31, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Enterprise Software/Service	8.4%
Electronic Components-Semiconductor	5.5%
Gold Mining	5.0%
Medical-Biomedical/Generics	4.9%
Finance-Mortgage Loan/Bankers	4.7%
Computer Software	4.3%
S & L/Thrifts-Eastern US	2.2%
Telecommunication Equipment	2.1%
Computer Services	1.6%
Investment Companies	1.3%
Internet Application Software	1.0%
Coal	0.7%
Chemicals-Diversified	0.4%
Broadcast Services/Programs	0.4%
Commercial Banks-Central US	0.3%
Data Processing/Management	0.0%
Total Common Stocks	42.8%
Purchased Options Contracts	0.0%
Rights	0.1%
Short-Term Investments	58.8%
Total Investments	101.7%
Liabilities in Excess of Other Assets	(1.7)%
Total Net Assets	100.0%

Please refer to the Schedule of Investments for more information on securities sold short and written options contracts.

See accompanying Notes to Financial Statements.

5

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	Asset-Backed Securities – 4.4%
$250,000	Ashford Hospitality Trust Series 2018-KEYS, Class F, 8.484% (LIBOR 1 Month+600 basis points), 5/15/2035[1,2,3]	$249,685
1,000,000	Atlas Senior Loan Fund III Ltd. Series 2013-1A, Class DR, 5.283% (LIBOR 3 Month+260 basis points), 11/17/2027[1,2,3]	954,043
125,000	Deephaven Residential Mortgage Trust Series 2017-3A, Class B1, 4.814%, 10/25/2047[1,3,4]	125,002
580,119	Merrill Lynch Mortgage Investors Trust Series 2006-WMC2, Class A1, 2.726% (LIBOR 1 Month+24 basis points), 3/25/2037[2,3]	227,350
759,310	RBSSP Resecuritization Trust Series 2009-10, Class 2A2, 2.000%, 1/26/2037[1,3,4]	517,267
100,000	WFRBS Commercial Mortgage Trust Series 2014-C24, Class C, 4.290%, 11/15/2047[3,4]	96,859
	Total Asset-Backed Securities (Cost $2,212,778)	2,170,206

Number of Shares
	Closed-End Funds – 23.6%
29,793	Aberdeen Emerging Markets Equity Income Fund, Inc.	216,595
56,744	Aberdeen Total Dynamic Dividend Fund[8]	468,138
6,095	Advent Claymore Convertible Securities and Income Fund[8]	89,962
8,133	Alliance California Municipal Income Fund, Inc.	120,206
26,314	AllianzGI Convertible & Income 2024 Target[8]	236,826
27,882	AllianzGI NFJ Dividend Interest & Premium Strategy Fund[8]	336,257
3,112	BlackRock California Municipal Income Trust	39,927
12,959	BlackRock Debt Strategies Fund, Inc.	138,920
3,171	BlackRock Floating Rate Income Trust	38,718
5,099	BlackRock Municipal 2030 Target Term Trust[8]	113,402
8,642	BlackRock Resources & Commodities Strategy Trust[8]	70,605
28,240	BrandywineGLOBAL Global Income Opportunities Fund, Inc. [8]	314,311
25,283	Clough Global Opportunities Fund[8]	244,234
30,745	Cornerstone Strategic Value Fund, Inc.[8]	374,474
7,344	Cornerstone Total Return Fund, Inc.	88,055
40,410	Delaware Enhanced Global Dividend & Income Fund[8]	390,765
10,344	Eagle Growth & Income Opportunities Fund[8]	158,987
40,944	Eaton Vance Limited Duration Income Fund[8]	517,942
4,193	Eaton Vance Tax-Managed Buy-Write Strategy Fund	38,827
9,194	Franklin Ltd. Duration Income Trust[8]	88,538
25,214	Garrison Capital, Inc.[8]	181,037
42,046	Highland Floating Rate Opportunities Fund[8]	584,019
33,147	Invesco Dynamic Credit Opportunities Fund	359,645
2,046	Invesco Municipal Opportunity Trust	24,409

6

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Number of Shares		Value
	Closed-End Funds (Continued)
152,778	Invesco Senior Income Trust[8]	$641,668
15,119	Kayne Anderson MLP/Midstream Investment Co.[8]	242,358
20,108	Lazard World Dividend & Income Fund, Inc.[8]	199,270
26,542	Liberty All Star Growth Fund, Inc.[8]	147,574
18,711	Morgan Stanley Emerging Markets Debt Fund, Inc.[8]	168,212
5,074	Neuberger Berman California Municipal Fund, Inc.	66,114
29,923	Neuberger Berman High Yield Strategies Fund, Inc.	337,831
2,442	NexPoint Strategic Opportunities Fund[8]	53,162
11,026	Nuveen California Quality Municipal Income Fund	151,938
71,446	Nuveen Credit Strategies Income Fund[8]	552,278
13,614	Nuveen Emerging Markets Debt 2022 Target Term Fund[8]	118,578
2,300	Nuveen Intermediate Duration Quality Municipal Term Fund	30,084
12,144	Nuveen Mortgage Opportunity Term Fund	282,105
9,631	Nuveen Mortgage Opportunity Term Fund 2[8]	216,697
57,681	PGIM Global High Yield Fund, Inc.[8]	804,073
19,528	PGIM High Yield Bond Fund, Inc.[8]	276,907
6,830	Special Opportunities Fund, Inc.[8]	91,727
23,398	Sprott Focus Trust, Inc.[8]	159,340
46,698	Templeton Global Income Fund[8]	294,197
5,905	The India Fund, Inc.[8]	126,249
20,073	Tortoise Midstream Energy Fund, Inc.[8]	281,423
16,457	Virtus Total Return Fund, Inc.[8]	165,393
132,106	Voya Prime Rate Trust[8]	631,467
1,298	Western Asset Corporate Loan Fund, Inc.	12,292
18,916	Western Asset Global High Income Fund, Inc.[8]	177,621
	Total Closed-End Funds (Cost $11,739,943)	11,463,357

Principal Amount
	Collateralized Mortgage Obligations – 14.3%
	Alternative Loan Trust
$60,247	Series 2005-3CB, Class 1A4, 5.250%, 3/25/2035[3]	59,207
11,688,233	Series 2006-HY10, Class 1X, 0.476%, 5/25/2036[3,4]	160,374
305,225	Series 2006-6CB, Class 2A3, 5.750%, 5/25/2036[3]	203,576
173,685	American Home Mortgage Assets Trust Series 2007-1, Class A1, 3.097% (12MTA+70 basis points), 2/25/2047[2,3]	106,257
85,445	Banc of America Funding Trust Series 2007-A, Class 2A1, 2.648% (LIBOR 1 Month+16 basis points), 2/20/2047[2,3]	81,319
250,000	COMM Mortgage Trust Series 2013-CR10, Class D, 4.793%, 8/10/2046[1,3,4]	247,647
527,736	CSMC Mortgage-Backed Trust Series 2006-6, Class 1A4, 6.000%, 7/25/2036[3]	428,355

7

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	Collateralized Mortgage Obligations (Continued)
$260,992	Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR3, Class A6, 2.766% (LIBOR 1 Month+28 basis points), 8/25/2036[2,3]	$245,834
153,983	GreenPoint Mortgage Funding Trust Series 2006-OH1, Class A1, 2.666% (LIBOR 1 Month+18 basis points), 1/25/2037[2,3]	144,316
213,205	HarborView Mortgage Loan Trust Series 2006-13, Class A, 2.662% (LIBOR 1 Month+18 basis points), 11/19/2046[2,3]	179,329
128,686	Impac CMB Trust Series 2004-10, Class 3A1, 3.186% (LIBOR 1 Month+70 basis points), 3/25/2035[2,3]	120,929
3,480	IndyMac INDA Mortgage Loan Trust Series 2007-AR2, Class A1, 4.294%, 6/25/2037[3,4]	3,162
1,409,998	IndyMac INDX Mortgage Loan Trust Series 2005-AR18, Class 1X, 1.006%, 10/25/2036[3,4]	68,345
573,030	JP Morgan Alternative Loan Trust Series 2006-S2, Class A5, 6.380%, 5/25/2036[3,5]	476,094
196,935	Luminent Mortgage Trust Series 2006-6, Class A2B, 2.726% (LIBOR 1 Month+24 basis points), 10/25/2046[2,3]	153,851
	MASTR Alternative Loan Trust
328,451	Series 2005-5, Class 3A1, 5.750%, 8/25/2035[3]	266,768
571,869	Series 2007-HF1, Class 4A1, 7.000%, 10/25/2047[3]	418,848
654,143	Merrill Lynch Alternative Note Asset Trust Series 2007-A2, Class A3A, 2.596% (LIBOR 1 Month+11 basis points), 3/25/2037[2,3]	271,735
	Morgan Stanley Mortgage Loan Trust
346,206	Series 2006-1AR, Class 1A1, 2.766% (LIBOR 1 Month+28 basis points), 2/25/2036[2,3]	282,295
581,999	Series 2006-13AX, Class A2, 2.826% (LIBOR 1 Month+34 basis points), 10/25/2036[2,3]	299,202
370,366	Series 2007-7AX, Class 2A1, 2.606% (LIBOR 1 Month+12 basis points), 4/25/2037[2,3]	183,508
	RALI Trust
202,570	Series 2006-QS6, Class 1A2, 6.000%, 6/25/2036[3]	183,207
303,932	Series 2006-QS6, Class 1A16, 6.000%, 6/25/2036[3]	274,880
264,284	Series 2006-QS15, Class A1, 6.500%, 10/25/2036[3]	246,018
305,138	Series 2006-QS16, Class A7, 6.000%, 11/25/2036[3]	271,792
435,991	Series 2007-QS5, Class A1, 5.500%, 3/25/2037[3]	389,215
468,500	Series 2006-QO9, Class 1A3A, 2.686% (LIBOR 1 Month+20 basis points), 12/25/2046[2,3]	412,456
615,720	Residential Asset Securitization Trust Series 2006-A4, Class 2A1, 3.186% (LIBOR 1 Month+70 basis points), 5/25/2036[2,3]	551,625

8

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	Collateralized Mortgage Obligations (Continued)
$278,194	Wells Fargo Alternative Loan Trust Series 2007-PA1, Class A1, 2.806% (LIBOR 1 Month+32 basis points), 3/25/2037[2,3]	$230,801
	Total Collateralized Mortgage Obligations (Cost $7,209,127)	6,960,945

Number of Shares
		Common Stocks – 31.7%
		Communications – 2.2%
118,204		eDreams ODIGEO S.A.*	354,679
1,299		Fox Corp. - Class A*	47,686
17,549		Houghton Mifflin Harcourt Co.*8	127,581
23,975		IMAX Corp.*6,8	543,753
			1,073,699
		Consumer Discretionary – 3.2%
33,706		BlueLinx Holdings, Inc.*8	897,928
27,346		Garrett Motion, Inc.*8	402,806
29,531		Potbelly Corp.*8	251,309
			1,552,043
		Consumer Staples – 1.4%
31,893		Darling Ingredients, Inc.*8	690,483
		Energy – 0.5%
13,138		CrossAmerica Partners LP	239,900
		Financials – 7.2%
3,014		8i Enterprises Acquisition Corp.*6	30,261
47,851		Barings BDC, Inc.[8]	469,418
13,056		Big Rock Partners Acquisition Corp.*8	134,738
7,802		BSB Bancorp, Inc.*8	256,218
16,608		CM Seven Star Acquisition Corp.*6,8	121,404
2,505		Crescent Acquisition Corp.*	25,050
4,157		Diamond Hill Investment Group, Inc.[8]	581,980
5,583		Ellie Mae, Inc.*8	550,986
189		First Data Corp.*	4,965
75,669		Great Elm Capital Group, Inc.*8	321,593
808		Insurance Acquisition Corp.*	8,161
10,839		Legacy Acquisition Corp.*8	108,824
20,144		Leisure Acquisition Corp.*8	201,440
2,992		Oaktree Capital Group LLC	148,553
84,704		OHA Investment Corp.[8]	101,645
24,682		One Madison Corp.*6,8	252,991
8,568		Pensare Acquisition Corp.*8	87,993
—	[9]	Reebonz Holding Ltd.*6	—
1,667		TCF Financial Corp.	34,490

9

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Financials (Continued)
3,830	Trine Acquisition Corp.*	$38,377
2,698	Tuscan Holdings Corp.*	28,032
		3,507,119
	Health Care – 1.2%
3,475	Celgene Corp.*	327,832
2,064	Spark Therapeutics, Inc.*8	235,048
		562,880
	Industrials – 0.8%
7,407	Heritage-Crystal Clean, Inc.*	203,322
106,973	Vertex Energy, Inc.*8	173,296
		376,618
	Materials – 4.7%
12,863	AdvanSix, Inc.*8	367,496
6,026	Berry Global Group, Inc.*8	324,621
94,335	Chemtrade Logistics Income Fund	645,182
887	DowDuPont, Inc.	47,286
51,061	Goldcorp, Inc.[6,8]	584,138
8,499	SunCoke Energy Partners LP	105,812
10,666	Univar, Inc.*	236,359
		2,310,894
	Technology – 10.2%
72,202	Adesto Technologies Corp.*8	436,822
2,727	ARRIS International PLC*6,8	86,201
4,970	Attunity Ltd.*6	116,547
65,247	EXFO, Inc.*6,8	241,414
8,167	KEMET Corp.	138,594
3,083	Luxoft Holding, Inc.*6	181,003
5,487	Mellanox Technologies Ltd.*6,8	649,441
5,418	MicroStrategy, Inc. - Class A*8	781,547
15,438	OneSpan, Inc.*8	296,718
6,683	Quantenna Communications, Inc.*	162,597
2,842	Red Hat, Inc.*8	519,233
56,103	Telenav, Inc.*8	340,545
2,985	Ultimate Software Group, Inc.*	985,438
		4,936,100
	Utilities – 0.3%
6,560	Luxfer Holdings PLC[6,8]	163,869
	Total Common Stocks (Cost $15,140,368)	15,413,605

10

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	Corporate Bonds – 3.3%
	Financials – 3.3%
$300,000	Allegiance Bank 5.250% (LIBOR 3 Month+303 basis points), 12/15/2027[3,4]	$304,041
200,000	Atlantic Capital Bancshares, Inc. 6.250% (LIBOR 3 Month+468 basis points), 9/30/2025[1,3,4]	202,720
300,000	ConnectOne Bancorp, Inc. 5.200% (LIBOR 3 Month+284 basis points), 2/1/2028[3,4]	300,129
300,000	Independent Bank Group, Inc. 5.000% (LIBOR 3 Month+283 basis points), 12/31/2027[3,4]	300,170
500,000	MB Financial Bank N.A. 4.000% (LIBOR 3 Month+187 basis points), 12/1/2027[3,4]	492,326
		1,599,386
	Total Corporate Bonds (Cost $1,604,320)	1,599,386

Number of Shares
	Exchange-Traded Debt Securities – 2.3%
9,971	Capital Southwest Corp. 5.950%, 12/15/2022[3,8]	253,562
1,315	Monroe Capital Corp. 5.750%, 10/31/2023[3,8]	32,704
16,516	Oxford Square Capital Corp. 6.500%, 3/30/2024[3,8]	420,828
6,407	Stellus Capital Investment Corp. 5.750%, 9/15/2022[3,8]	161,456
5,601	THL Credit, Inc. 6.750%, 12/30/2022[3,8]	141,201
3,640	THL Credit, Inc. 6.125%, 10/30/2023[3]	92,529
1,353	TriplePoint Venture Growth BDC Corp. 5.750%, 7/15/2022[3,8]	34,096
	Total Exchange-Traded Debt Securities (Cost $1,120,052)	1,136,376

	Mutual Funds – 1.1%
21,482	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio - Class I	519,427
	Total Mutual Funds (Cost $539,024)	519,427

11

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Number of Contracts		Value
	Purchased Options Contracts – 0.0%
	Call Options – 0.0%
	Mellanox Technologies, Ltd.
9	Exercise Price: $115.00, Notional Amount: $103,500, Expiration Date: June 21, 2019*	$3,870
	Total CALL Options (Cost $4,334)	3,870
	Put Options – 0.0%
	Goldcorp, Inc.
9	Exercise Price: $10.00, Notional Amount: $9,000, Expiration Date: April 18, 2019*	54
	Utilities Select Sector SPDR Fund
21	Exercise Price: $49.00, Notional Amount: $102,900, Expiration Date: June 21, 2019*	179
	Total Put Options (Cost $2,946)	233
	Total Purchased Options Contracts (Cost $7,280)	4,103

Number of Shares
	Rights – 0.1%
13,056	Big Rock Partners Acquisition Corp., Expiration Date: July 3, 2019*8	3,786
4,472	Black Ridge Acquisition Corp., Expiration Date: July 3, 2019*8	1,565
16,608	CM Seven Star Acquisition Corp., Expiration Date: April 25, 2019*6,8	5,481
7,531	Constellation Alpha Capital Corp., Expiration Date: March 18, 2020*6,8	946
14,253	Corium International, Expiration Date: March 31, 2020*8,10	—
9,625	KBL Merger Corp. IV, Expiration Date: February 28, 2020*8	2,214
9,150	Modern Media Acquisition Corp., Expiration Date: July 25, 2019*8	2,019
23,977	Pan American Silver Corp. Expiration Date: February 22, 2029*6,10	5,491
18,568	Pensare Acquisition Corp., Expiration Date: January 26, 2020*8	4,828
	Total Rights (Cost $0)	26,330
	Warrants – 0.1%
6,528	Big Rock Partners Acquisition Corp., Expiration Date: December 1, 2022*8	1,175
17,684	Black Ridge Acquisition Corp., Expiration Date: October 25, 2022*8	5,305
8,304	CM Seven Star Acquisition Corp., Expiration Date: November 6, 2022*6,8	1,412
7,531	Constellation Alpha Capital Corp., Expiration Date: March 23, 2024*6,8	904
4,618	Falcon Minerals Corp., Expiration Date: August 23, 2023*8	3,787
9,625	KBL Merger Corp. IV, Expiration Date: June 30, 2023*8	1,078
10,839	Legacy Acquisition Corp., Expiration Date: November 30, 2022*8	3,252
10,072	Leisure Acquisition Corp., Expiration Date: December 28, 2022*8	4,351

12

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Number of Shares		Value
	Warrants (Continued)
4,575	Modern Media Acquisition Corp., Expiration Date: June 7, 2022*8	$1,372
4,862	National Energy Services Reunited Corp., Expiration Date: June 5, 2022*6,8	5,542
1,522	NRC Group Holdings Corp., Expiration Date: October 18, 2023*	1,370
13,091	One Madison Corp., Expiration Date: February 22, 2023*6,8	14,793
681	OneSpaWorld Holding, Ltd., Expiration Date: March 19, 2024*8,10	1,641
9,284	Pensare Acquisition Corp., Expiration Date: August 8, 2022*8	1,857
	Total Warrants (Cost $4,315)	47,839
	Short-Term Investments – 21.9%
10,638,994	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 2.28%[7,8]	10,638,994
	Total Short-Term Investments (Cost $10,638,994)	10,638,994
	Total Investments – 102.8% (Cost $50,216,201)	49,980,568
	Liabilities in Excess of Other Assets – (2.8)%	(1,375,019)
	Total Net Assets – 100.0%	$48,605,549
	Securities Sold Short – (17.8)%
	Common Stocks – (16.4)%
	Communications – (0.7)%
(5,606)	Gray Television, Inc.*	(119,744)
(12,700)	Meet Group, Inc.*	(63,881)
(657)	Shopify, Inc.*6	(135,750)
		(319,375)
	Consumer Discretionary – (3.8)%
(300)	Cracker Barrel Old Country Store, Inc.	(48,483)
(5,006)	Denny's Corp.*	(91,860)
(3,569)	El Pollo Loco Holdings, Inc.*	(46,433)
(3,099)	Freshpet, Inc.*	(131,057)
(2,444)	Leggett & Platt, Inc.	(103,186)
(1,831)	Lovesac Co.*	(50,920)
(3,077)	Malibu Boats, Inc. - Class A*	(121,787)
(5,068)	MarineMax, Inc.*	(97,103)
(11,297)	Party City Holdco, Inc.*	(89,698)
(2,900)	PCM, Inc.*	(106,227)
(1,707)	Robert Half International, Inc.	(111,228)
(4,943)	Ruth's Hospitality Group, Inc.	(126,491)
(2,830)	Sleep Number Corp.*	(133,010)
(1,178)	Tesla, Inc.*	(329,675)
(6,730)	Waitr Holdings, Inc.*	(82,712)

13

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Number of Shares		Value
	Securities Sold Short (Continued)
	Common Stocks (Continued)
	CONSUMER DISCRETIONARY (Continued)
(2,307)	Wingstop, Inc.	$(175,401)
		(1,845,271)
	Consumer Staples – (0.2)%
(1,226)	Ollie's Bargain Outlet Holdings, Inc.*	(104,615)
	Energy – (0.1)%
(2,498)	American Superconductor Corp.*	(32,124)
	Financials – (2.0)%
(3,580)	Axos Financial, Inc.*	(103,677)
(1,611)	Brookfield Asset Management, Inc. - Class A6	(75,153)
(846)	Chemical Financial Corp.	(34,821)
(57)	Fiserv, Inc.*	(5,032)
(269)	General Finance Corp.*	(2,510)
(11,636)	National General Holdings Corp.	(276,122)
(15,605)	People's United Financial, Inc.	(256,546)
(2,556)	Seritage Growth Properties	(113,589)
(2,681)	Trupanion, Inc.*	(87,776)
		(955,226)
	Health Care – (3.4)%
(7,792)	AtriCure, Inc.*	(208,748)
(3,475)	Bristol-Myers Squibb Co.	(165,792)
(300)	Heska Corp.*	(25,536)
(2,469)	iRhythm Technologies, Inc.*	(185,076)
(7,751)	Lannett Co., Inc.*	(61,000)
(5,996)	Mallinckrodt PLC*6	(130,353)
(829)	Pacira Pharmaceuticals, Inc.*	(31,552)
(3,652)	STAAR Surgical Co.*	(124,862)
(4,380)	Tactile Systems Technology, Inc.*	(230,914)
(6,763)	Teladoc Health, Inc.*	(376,023)
(1,336)	USANA Health Sciences, Inc.*	(112,050)
		(1,651,906)
	Industrials – (1.4)%
(6,538)	AAON, Inc.	(301,925)
(2,829)	ArcBest Corp.	(87,105)
(3,759)	Kratos Defense & Security Solutions, Inc.*	(58,753)
(776)	Littelfuse, Inc.	(141,604)
(2,586)	Mobile Mini, Inc.	(87,769)
		(677,156)
	Materials – (2.0)%
(296)	Dow, Inc.*	(15,282)
(887)	DowDuPont, Inc.*	(31,994)

14

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Number of Shares		Value
	Securities Sold Short (Continued)
	Common Stocks (Continued)
	MATERIALS (Continued)
(16,749)	Newmont Mining Corp.	$(599,112)
(590)	Pan American Silver Corp.[6]	(7,817)
(1,146)	Quaker Chemical Corp.	(229,578)
(11,299)	SunCoke Energy, Inc.*	(95,929)
		(979,712)
	Technology – (2.6)%
(1,700)	Amdocs Ltd.[6]	(91,987)
(1,700)	Benefitfocus, Inc.*	(84,184)
(3,459)	Ciena Corp.*	(129,159)
(3,460)	CTS Corp.	(101,620)
(3,685)	Diodes, Inc.*	(127,870)
(14,638)	FormFactor, Inc.*	(235,525)
(5,464)	Inovalon Holdings, Inc. - Class A*	(67,918)
(7,802)	Inseego Corp.*	(36,825)
(2,395)	Intelligent Systems Corp.*	(76,496)
(12,428)	KeyW Holding Corp.*	(107,130)
(7,784)	NetScout Systems, Inc.*	(218,497)
		(1,277,211)
	Utilities – (0.2)%
(13,300)	Superior Plus Corp.	(113,952)
	Total Common Stocks (Proceeds $7,981,460)	(7,956,548)
	Exchange-Traded Funds – (1.4)%
(3,154)	iShares U.S. Home Construction ETF	(111,147)
(5,700)	SPDR Bloomberg Barclays High Yield Bond ETF	(205,029)
(6,000)	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	(163,500)
(736)	SPDR S&P500 ETF Trust	(207,905)
	Total Exchange-Traded Funds (Proceeds $679,950)	(687,581)
	Total Securities Sold Short (Proceeds $8,661,410)	$(8,644,129)

Number of Contracts
	WRITTEN Options Contracts – (0.0)%
	Call Options – (0.0)%
	Mellanox Technologies, Ltd.
(13)	Exercise Price: $120.00, Notional Amount: $(156,000), Expiration Date: June 21, 2019*	(1,235)
(25)	Exercise Price: $120.00, Notional Amount: $(300,000), Expiration Date: April 18, 2019*	(125)

15

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Number of Contracts		Value
	WRITTEN Options Contracts (Continued)
	CALL OPTIONS (Continued)
	Red Hat, Inc.	$
(1)	Exercise Price: $180.00, Notional Amount: $(18,000), Expiration Date: May 17, 2019*		(420)
(1)	Exercise Price: $180.00, Notional Amount: $(18,000), Expiration Date: June 21, 2019*		(550)
	SunCoke Energy, Inc.
(6)	Exercise Price: $7.50, Notional Amount: $(4,500), Expiration Date: June 21, 2019*		(840)
	Total Call Options (Proceeds $5,643)		(3,170)
	Put Options – (0.0)%
	Celgene Corp.
(4)	Exercise Price: $80.00, Notional Amount: $(32,000), Expiration Date: April 18, 2019*		(108)
	Utilities Select Sector SPDR Fund
(21)	Exercise Price: $45.00, Notional Amount: $(94,500), Expiration Date: June 21, 2019*		(147)
	Total Put Options (Proceeds $1,238)		(255)
	Total WRITTEN Options Contracts (Proceeds $6,881)		$(3,425)

ETF – Exchange-Traded Fund

LP – Limited Partnership

PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,296,364 which represents 4.7% of Net Assets.
[2]	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[3]	Callable.
[4]	Variable rate security.
[5]	Step rate security.
[6]	Foreign security denominated in U.S. Dollars.
[7]	The rate is the annualized seven-day yield at period end.
[8]	All or a portion of this security is segregated as collateral for securities sold short and written options contracts.
[9]	Amount represents less than 0.5 shares.
[10]	Level 3 security fair valued under procedures established by the Board of Trustees, represents 0.0% of Net Assets. The total value of this security is $7,132.

See accompanying Notes to Financial Statements.

16

Vivaldi Multi-Strategy Fund

SUMMARY OF INVESTMENTS

As of March 31, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Asset-Backed Securities	4.4%
Closed-End Funds	23.6%
Collateralized Mortgage Obligations	14.3%
Common Stocks
Technology	10.2%
Financials	7.2%
Materials	4.7%
Consumer Discretionary	3.2%
Communications	2.2%
Consumer Staples	1.4%
Health Care	1.2%
Industrials	0.8%
Energy	0.5%
Utilities	0.3%
Total Common Stocks	31.7%
Corporate Bonds	3.3%
Exchange-Traded Debt Securities	2.3%
Mutual Funds	1.1%
Purchased Options Contracts	0.0%
Rights	0.1%
Warrants	0.1%
Short-Term Investments	21.9%
Total Investments	102.8%
Liabilities in Excess of Other Assets	(2.8)%
Total Net Assets	100.0%

Please refer to the Schedule of Investments for more information on securities sold short and written options contracts.

See accompanying Notes to Financial Statements.

17

WV Concentrated Equities Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2019 (Unaudited)

Number of Shares		Value
	Common Stocks – 87.6%
	Communications – 14.3%
1,424,032	eDreams ODIGEO S.A.*1	$4,272,895
168,677	Houghton Mifflin Harcourt Co.*4	1,226,282
223,768	IMAX Corp.*1,4	5,075,058
30,000	Walt Disney Co. [4]	3,330,900
		13,905,135
	Consumer Discretionary – 14.9%
301,039	BlueLinx Holdings, Inc.* 4	8,019,679
259,558	Garrett Motion, Inc.* 4	3,823,290
306,975	Potbelly Corp.* 4	2,612,357
		14,455,326
	Consumer Staples – 11.7%
10,000	Costco Wholesale Corp. [4]	2,421,400
284,237	Darling Ingredients, Inc.* 4	6,153,731
21,066	Sanderson Farms, Inc. [4]	2,777,341
		11,352,472
	Energy – 1.8%
96,570	CrossAmerica Partners LP	1,763,368
	Financials – 11.0%
10	Berkshire Hathaway, Inc. - Class A*	3,012,150
20,745	Cboe Global Markets, Inc.	1,979,903
33,289	Diamond Hill Investment Group, Inc. [4]	4,660,460
236,263	Great Elm Capital Group, Inc.*	1,004,118
		10,656,631
	Industrials – 1.8%
63,190	Heritage-Crystal Clean, Inc.*	1,734,565
	Materials – 18.7%
136,605	AdvanSix, Inc.* 4	3,902,805
52,745	Berry Global Group, Inc.* 4	2,841,373
853,378	Chemtrade Logistics Income Fund [1]	5,836,482
242,600	Graphic Packaging Holding Co. [4]	3,064,038
115,224	Univar, Inc.* 4	2,553,364
		18,198,062
	Technology – 11.6%
77,003	KEMET Corp.	1,306,741
49,575	MicroStrategy, Inc. - Class A*4	7,151,194
144,826	OneSpan, Inc.* 4	2,783,555
		11,241,490
	Utilities – 1.8%
70,413	Luxfer Holdings PLC	1,758,917

18

WV Concentrated Equities Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Total Common Stocks (Cost $82,876,333)	$85,065,966
	Exchange-Traded Funds – 5.8%
20,000	SPDR S&P 500 ETF Trust [4]	5,649,600
	Total Exchange-Traded Funds (Cost $5,593,469)	5,649,600
	EXCHANGE-TRADED DEBT SECURITIES – 2.3%
90,263	B. Riley Financial, Inc. 7.250%, 12/31/2027[2]	2,212,346
	EXCHANGE-TRADED DEBT SECURITIES (Cost $2,256,575)	2,212,346
	Short-Term Investments – 16.0%
15,557,810	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 2.28%[3]	15,557,810
	Total Short-Term Investments (Cost $15,557,810)	15,557,810
	Total Investments – 111.7% (Cost $106,284,187)	108,485,722
	Liabilities in Excess of Other Assets – (11.7)%	(11,389,194)
	Total Net Assets – 100.0%	$97,096,528
	Securities Sold Short – (1.0)%
	Exchange-Traded Funds – (1.0)%
(28,080)	iShares U.S. Home Construction ETF	(989,539)
	Total Exchange-Traded Funds (Proceeds $986,362)	(989,539)
	Total Securities Sold Short (Proceeds $986,362)	$(989,539)

ETF – Exchange-Traded Fund

LP – Limited Partnership

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	Callable.
[3]	The rate is the annualized seven-day yield at period end.
[4]	All or a portion of this security is segregated as collateral for securities sold short and written options.

See accompanying Notes to Financial Statements.

19

WV Concentrated Equities Fund

SUMMARY OF INVESTMENTS

As of March 31, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Materials	18.7%
Consumer Discretionary	14.9%
Communications	14.3%
Consumer Staples	11.7%
Technology	11.6%
Financials	11.0%
Energy	1.8%
Utilities	1.8%
Industrials	1.8%
Total Common Stocks	87.6%
Exchange-Traded Funds	5.8%
Exchange Traded Debt Securities	2.3%
Short-Term Investments	16.0%
Total Investments	111.7%
Liabilities in Excess of Other Assets	(11.7)%
Total Net Assets	100.0%

Please refer to the Schedule of Investments for more information on securities sold short.

See accompanying Notes to Financial Statements.

20

STATEMENTS OF ASSETS AND LIABILITIES

As of March 31, 2019 (Unaudited)

	Vivaldi Merger Arbitrage Fund	Vivaldi Multi-Strategy Fund	WV Concentrated Equities Fund
Assets:
Investments, at cost	$582,176,177	$50,208,921	$106,284,187
Purchased options contracts, at cost	226,443	7,280	-
Investments, at value	$591,018,845	$49,976,465	$108,485,722
Purchased options contracts, at value	201,868	4,103	-
Cash deposited with brokers for securities sold short	69,847,002	8,237,634	1,232,836
Cash deposited with brokers for futures contracts	-	32,506	-
Cash deposited with brokers for options contracts	161,011	5,818	-
Receivables:
Investment securities sold	19,441,999	831,279	110,114
Fund shares sold	2,807,906	55,991	-
Dividends and interest	745,023	144,052	147,612
Due from affiliate	-	18,440	-
Prepaid expenses	25,445	34,026	25,700
Total assets	684,249,099	59,340,314	110,001,984

Liabilities:
Securities sold short, proceeds	$62,938,951	$8,661,410	$986,362
Written options contracts, proceeds	306,378	6,881	-
Foreign currency due to custodian, proceeds	-	777,288	10,140,895
Securities sold short, at value	$63,308,185	$8,644,129	$989,539
Written options contracts, at value	183,157	3,425	-
Foreign currency due to custodian, at value	-	760,847	9,973,659
Due to Custodian	-	164,824	-
Payables:
Investment securities purchased	38,312,516	1,046,370	1,743,041
Fund shares redeemed	471,751	9,219	-
Advisory fees	608,598	48,819	66,369
Shareholder servicing fees - Class I (Note 8)	47,087	13,636	-
Shareholder servicing fees - Class A (Note 8)	3,723	6,481	-
Shareholder servicing fees (Note 8)	-	-	13,174
Distribution fees (Note 7)	16,784	1,431	1
Fund services fees	114,261	-	66,939
Shareholder reporting fees	33,909	2,299	2,504
Trustees' deferred compensation (Note 3)	14,172	8,355	11,478
Auditing fees	7,499	7,479	7,479
Legal fees	3,756	3,533	9,236
Chief Compliance Officer fees	483	3,629	1,658
Dividends and interest on securities sold short	-	8,093	14,226
Trustees' fees and expenses	295	171	800
Accrued other expenses	843	2,025	5,353
Total liabilities	103,127,019	10,734,765	12,905,456

Net Assets	$581,122,080	$48,605,549	$97,096,528

Components of Net Assets:

Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$563,122,242	$47,723,387	$98,027,732
Total distributable earnings (accumulated deficit)	17,999,838	882,162	(931,204)
Net Assets	$581,122,080	$48,605,549	$97,096,528

See accompanying Notes to Financial Statements.

21

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2019 (Unaudited)

	Vivaldi Merger Arbitrage Fund	Vivaldi Multi-Strategy Fund	WV Concentrated Equities Fund
Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$80,376,469	$6,482,994	$1,010
Shares of beneficial interest issued and outstanding	7,545,443	246,122	55
Redemption price per share	10.65	26.34	18.39
Maximum sales charge (5.75%/5.00%/5.75%, respectively, of offering price)*	0.65	1.39	1.12
Maximum offering price to public	$11.30	$27.73	$19.51

Class I Shares:
Net assets applicable to shares outstanding	$500,745,611	$42,122,555	$97,095,518
Shares of beneficial interest issued and outstanding	46,608,205	1,573,497	5,264,488
Redemption price	$10.74	$26.77	$18.45

*	No sales charge applies on investments of $1 million or more. On sales of $25,000 or more, the sales charge will be reduced for the Vivaldi Merger Arbitrage Fund and WV Concentrated Equities Fund. On sales of $50,000 or more, the sales charge will be reduced for the Vivaldi Multi-Strategy Fund.

See accompanying Notes to Financial Statements.

22

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2019 (Unaudited)

	Vivaldi Merger Arbitrage Fund	Vivaldi Multi-Strategy Fund	WV Concentrated Equities Fund
Investment Income:
Dividends (net of foreign withholding taxes of $4,162, $1,492 and $12,870, respectively)	$25,713,369	$1,239,923	$805,661
Interest	2,402,766	469,259	184,539
Total investment income	28,116,135	1,709,182	990,200

Expenses:
Advisory fees	3,395,406	323,406	496,406
Dividends on securities sold short	1,800,864	100,994	-
Fund services fees	308,330	-	105,489
Shareholder servicing fees - Class I (Note 8)	232,260	17,163	-
Shareholder servicing fees - Class A (Note 8)	57,902	4,927	-
Distribution fees (Note 7)	96,455	8,784	1
Registration fees	42,213	29,418	18,012
Shareholder reporting fees	38,816	13,460	1,267
Trustees' fees and expenses	15,270	7,630	9,300
Legal fees	10,480	5,972	11,437
Auditing fees	7,480	7,479	7,471
Miscellaneous	6,944	4,934	7,255
Insurance fees	5,922	1,607	1,605
Chief Compliance Officer fees	4,838	12,379	3,323
Interest on securities sold short	-	-	60,239
Shareholder servicing fees (Note 8)	-	-	70,192
Interest expense	-	16,232	-
Broker fees	-	-	1,629

Total expenses	6,023,180	554,385	793,626
Advisory fees waived	-	(11,175)	(27,841)
Fees paid indirectly (Note 3)	(5,295)	(4,142)	(3,120)
Net expenses	6,017,885	539,068	762,665
Net investment income	22,098,250	1,170,114	227,535

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(21,189,342)	(97,052)	(2,469,976)
Purchased options contracts	(1,400,326)	(55,262)	-
Securities sold short	18,532,888	914,993	274,863
Written options contracts	132,096	31,924	13,392
Swap contracts	-	250	(1,519)
Foreign currency transactions	-	47,731	634,497
Net realized gain (loss)	(3,924,684)	842,584	(1,548,743)
Net change in unrealized appreciation/depreciation on:
Investments	(7,041,803)	(1,058,255)	(7,622,679)
Purchased options contracts	255,998	15,731	-
Securities sold short	5,767,697	862,588	(178,531)
Written options contracts	236,087	7,497	-
Foreign currency translations	-	(31,041)	(299,614)
Net change in unrealized appreciation/depreciation	(782,021)	(203,480)	(8,100,824)
Net realized and unrealized gain (loss)	(4,706,705)	639,104	(9,649,567)

Net Increase (Decrease) in Net Assets from Operations	$17,391,545	$1,809,218	$(9,422,032)

See accompanying Notes to Financial Statements.

23

Vivaldi Merger Arbitrage Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$22,098,250	$10,786,430
Net realized loss	(3,924,684)	(4,743,547)
Net change in unrealized appreciation/depreciation on investments, purchased options contracts, securities sold short and written options contracts	(782,021)	(2,870,558)
Net increase from reimbursement by affiliate (Note 3)	-	2,674
Net increase in net assets resulting from operations	17,391,545	3,174,999

Distributions to Shareholders:
Distributions:
Class A	(1,411,214)	(1,278,657)
Class I	(9,608,148)	(6,763,214)
Total	(11,019,362)	(8,041,871)

Capital Transactions:
Net proceeds from shares sold:
Class A	13,260,930	33,086,560
Class I	136,823,125	301,709,068
Reinvestment of distributions:
Class A	1,388,073	1,249,105
Class I	8,527,368	6,516,237
Cost of shares redeemed:
Class A1	(13,310,127)	(42,239,885)
Class I2	(123,703,935)	(275,539,265)
Net increase in net assets from capital transactions	22,985,434	24,781,820

Total increase in net assets	29,357,617	19,914,948

Net Assets:
Beginning of period	551,764,463	531,849,515
End of period	$581,122,080	$551,764,463

Capital Share Transactions:
Shares sold:
Class A	1,249,725	3,180,671
Class I	12,787,659	28,804,828
Shares reinvested:
Class A	131,821	120,570
Class I	802,954	624,161
Shares redeemed:
Class A	(1,260,143)	(4,038,004)
Class I	(11,601,255)	(26,408,845)
Net increase in capital share transactions	2,110,761	2,283,381

[1]	Net of redemption fee proceeds of $145 and $3,398, respectively.
[2]	Net of redemption fee proceeds of $10,108 and $16,031, respectively.

See accompanying Notes to Financial Statements.

24

Vivaldi Multi-Strategy Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,170,114	$1,268,403
Net realized gain	842,584	1,392,195
Net change in unrealized appreciation/depreciation on investments, purchased options contracts, securities sold short, written options contracts, futures contracts and foreign currency	(203,480)	(4,975,508)
Net increase (decrease) in net assets resulting from operations	1,809,218	(2,314,910)

Distributions to Shareholders:
Distributions:
Class A	(88,063)	(701,615)
Class I	(837,398)	(3,670,541)
Total	(925,461)	(4,372,156)

Capital Transactions:
Net proceeds from shares sold:
Class A	1,180,974	4,180,286
Class I	7,097,311	30,743,586
Reinvestment of distributions:
Class A	79,666	644,534
Class I	647,611	3,352,494
Cost of shares redeemed:
Class A	(2,725,340)	(22,907,997)
Class I	(23,693,062)	(99,883,419)
Net decrease in net assets from capital transactions	(17,412,840)	(83,870,516)

Total decrease in net assets	(16,529,083)	(90,557,582)

Net Assets:
Beginning of period	65,134,632	155,692,214
End of period	$48,605,549	$65,134,632

Capital Share Transactions:
Shares sold:
Class A	46,903	159,425
Class I	272,371	1,162,642
Shares reinvested:
Class A	3,242	24,657
Class I	25,956	125,844
Shares redeemed:
Class A	(107,150)	(884,415)
Class I	(917,068)	(3,791,771)
Net decrease in capital share transactions	(675,746)	(3,203,618)

See accompanying Notes to Financial Statements.

25

WV CONCENTRATED EQUITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$227,535	$(211,366)
Net realized gain (loss) on investments, securities sold short, foreign currency translations, written option contracts and swap contracts	(1,548,743)	26,904,218
Net change in unrealized appreciation/depreciation on investments, securities sold short and foreign currency translations	(8,100,824)	(17,350,393)
Net increase (decrease) in net assets resulting from operations	(9,422,032)	9,342,459

Distributions to Shareholders:
Distributions:
Class A	(222)	(29)
Class I	(22,324,328)	(5,986,620)
Total	(22,324,550)	(5,986,649)

Capital Transactions:
Net proceeds from shares sold:
Class I	2,185,445	4,291,335
Reinvestment of distributions:
Class A	222	29
Class I	22,324,328	5,986,620
Cost of shares redeemed:
Class I	(47,172,712)	(72,451,732)
Net decrease in net assets from capital transactions	(22,662,717)	(62,173,748)

Total decrease in net assets	(54,409,299)	(58,817,938)

Net Assets:
Beginning of period	151,505,827	210,323,765
End of period	$97,096,528	$151,505,827

Capital Share Transactions:
Shares sold:
Class I	103,104	170,838
Shares reinvested:
Class A	14	1
Class I	1,380,602	240,137
Shares redeemed:
Class I	(2,200,653)	(2,889,325)
Net decrease in capital share transactions	(716,933)	(2,478,349)

See accompanying Notes to Financial Statements.

26

Vivaldi Merger Arbitrage Fund

STATEMENT OF CASH FLOWS

For the Six Months Ended March 31, 2019 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$17,391,545
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(1,792,196,327)
Sales of long-term investments	2,151,725,711
Return of capital dividends received	11,414,480
Proceeds from securities sold short	488,333,071
Cover short securities	(661,215,161)
Proceeds from written options	2,096,793
Closed written options	(498,516)
Purchase of short-term investments, net	(341,693,416)
Increase in investment securities sold receivable	(13,111,123)
Increase in dividends and interest receivables	(219,013)
Decrease in other assets	5,279
Increase in payables for securities purchased	29,949,774
Decrease in payables for dividends and interest on securities sold short	(204,609)
Increase in advisory fees payable	41,524
Increase in accrued expenses	27,647
Net realized loss	3,924,684
Net change in unrealized appreciation/depreciation	782,021
Net cash used for operating activities	(103,445,636)

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	147,743,094
Cost of shares redeemed	(137,998,490)
Dividends paid to shareholders, net of reinvestments	(1,103,921)
Net cash provided by financing activities	8,640,683

Net decrease in cash	(94,804,953)

Cash and cash equivalents
Beginning cash balance	289,219
Beginning cash held at broker	164,523,747
Total beginning cash and cash equivalents	164,812,966

Ending cash balance	-
Ending cash held at broker	70,008,013
Total ending cash and cash equivalents	$70,008,013

Non cash financing activities not included herein consist of $9,915,441 of reinvested dividends.

See accompanying Notes to Financial Statements.

27

Vivaldi Multi-Strategy Fund

STATEMENT OF CASH FLOWS

For the Six Months Ended March 31, 2019 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$1,809,218
Adjustments to reconcile net decrease in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(61,568,875)
Sales of long-term investments	86,246,121
Return of capital dividends received	391,095
Proceeds from securities sold short	24,038,045
Cover short securities	(31,553,210)
Proceeds from written options	92,032
Closed written options	(17,624)
Purchase of short-term investments, net	(5,617,208)
Decrease in foreign currency	186,908
Increase in investment securities sold receivable	(43,986)
Decrease in dividends and interest receivables	26,545
Decrease in other assets	9,630
Increase in cash due to custodian payable	164,824
Decrease in foreign currency payable	(514,749)
Increase in payables for securities purchased	749,827
Decrease in advisory fees payable	(17,808)
Decrease in payables for dividends and interest on securities sold short	(5,019)
Decrease in accrued expenses	(5,646)
Net amortization on investments	(26,999)
Net realized gain	(796,892)
Net change in unrealized appreciation/depreciation	172,439
Net cash provided by operating activities	13,718,668

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	8,267,799
Cost of shares redeemed	(26,465,113)
Dividends paid to shareholders, net of reinvestments	(198,184)
Net cash used for financing activities	(18,395,498)

Net decrease in cash	(4,676,830)

Cash and cash equivalents
Beginning cash balance	-
Beginning cash held at broker	12,952,788
Total beginning cash and cash equivalents	12,952,788

Ending cash balance	-
Ending cash held at broker	8,275,958
Total ending cash and cash equivalents	$8,275,958

Non cash financing activities not included herein consist of $727,277 of reinvested dividends.

See accompanying Notes to Financial Statements.

28

Vivaldi Merger Arbitrage Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2019	For the Year Ended September 30,
	(Unaudited)	2018	2017	2016
Net asset value, beginning of period	$10.51	$10.63	$10.26	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.42	0.18	(0.06)	(0.19)
Net realized and unrealized gain (loss)	(0.08)	(0.12)	0.44	0.45
Net increase from reimbursement by affiliate (Note 3)	-	- [2,7]	- [2,8]	-
Total from investment operations	0.34	0.06	0.38	0.26

Less Distributions:
From net investment income	(0.10)	-	-	-
From net realized gain	(0.10)	(0.18)	(0.01)	- [2]
Total distributions	(0.20)	(0.18)	(0.01)	- [2]

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$10.65	$10.51	$10.63	$10.26

Total return[3]	3.23%[5]	0.57%	3.67%	2.64%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$80,376	$78,053	$86,740	$82,393

Ratio of expenses to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees recovered/waived and expenses absorbed	2.48%[4,6]	2.43%[4]	3.03%[4]	2.78%[4]
After fees recovered/waived and expenses absorbed	2.47%[4,6]	2.46%[4]	3.04%[4]	2.62%[4]
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees recovered/waived and expenses absorbed	7.87%[4,6]	1.77%	(0.54)%	(2.00)%
After fees recovered/waived and expenses absorbed	7.88%[4,6]	1.74%	(0.55)%	(1.84)%

Portfolio turnover rate	406%[5]	670%	478%	566%

[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $25,000 or more. If the sales charge was included total returns would be lower.
[4]	If dividends and interest on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.66% for the six months ended March 31, 2019. For the years ended September 30, 2018, 2017 and 2016, the ratios would have been lowered by 0.64%, 1.22% and 0.80%, respectively.
[5]	Not annualized.
[6]	Annualized.
[7]	Reimbursement had no impact to the Fund's performance (Note 3).
[8]	Affiliate reimbursed the Fund $11,641 for errors during processing. The reimbursement had no impact to the Fund's performance.

See accompanying Notes to Financial Statements.

29

Vivaldi Merger Arbitrage Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2019	For the Year Ended September 30,
	(Unaudited)	2018	2017	2016
Net asset value, beginning of period	$10.62	$10.70	$10.30	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.44	0.21	(0.03)	(0.16)
Net realized and unrealized gain (loss)	(0.09)	(0.11)	0.44	0.46
Net increase from reimbursement by affiliate (Note 3)	-	- [2,7]	- [2,8]	-
Total from investment operations	0.35	0.10	0.41	0.30

Less Distributions:
From net investment income	(0.13)	-	-	-
From net realized gain	(0.10)	(0.18)	(0.01)	- [2]
Total distributions	(0.23)	(0.18)	(0.01)	- [2]

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$10.74	$10.62	$10.70	$10.30

Total return[3]	3.31%[5]	0.94%	3.95%	3.04%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$500,746	$473,711	$445,110	$311,389

Ratio of expenses to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees recovered/waived and expenses absorbed	2.18%[4,6]	2.14%[4]	2.74%[4]	2.47%[4]
After fees recovered/waived and expenses absorbed	2.17%[4,6]	2.17%[4]	2.75%[4]	2.31%[4]
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees recovered/waived and expenses absorbed	8.17%[4,6]	2.06%	(0.25)%	(1.69)%
After fees recovered/waived and expenses absorbed	8.18%[4,6]	2.03%	(0.26)%	(1.53)%

Portfolio turnover rate	406%[5]	670%	478%	566%

[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	If dividends and interest on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.66% for the six months ended March 31, 2019. For the years ended September 30, 2018, 2017 and 2016, the ratios would have been lowered by 0.64%, 1.22% and 0.80%, respectively.
[5]	Not annualized.
[6]	Annualized.
[7]	Reimbursement had no impact to the Fund's performance (Note 3).
[8]	Affiliate reimbursed the Fund $11,641 for errors during processing. The reimbursement had no impact to the Fund's performance.

See accompanying Notes to Financial Statements.

30

Vivaldi Multi-Strategy Fund

FINANCIAL HIGHLIGHTS

Class A*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31,	For the Year Ended	For the Period March 1, 2017 through	For the Year Ended
	2019 (Unaudited)	September 30, 2018	September 30, 2017**	February 28, 2017	February 29, 2016	February 28, 2015	February 28, 2014
Net asset value, beginning of period	$25.62	$26.92	$26.28	$25.88	$26.07	$26.31	$25.22
Income from Investment Operations:
Net investment income (loss)[1]	0.52	0.24	(0.08)	(0.54)	(0.17)	(0.56)	(0.56)
Net realized and unrealized gain (loss)	0.52	(0.73)	0.72	1.38	1.25	0.61	1.70
Total from investment operations	1.04	(0.49)	0.64	0.84	1.08	0.05	1.14

Less Distributions:
From net investment income	(0.32)	-	-	-	-	-	-
From net realized gain	-	(0.81)	-	(0.44)	(1.27)	(0.29)	(0.05)
Total distributions	(0.32)	(0.81)	-	(0.44)	(1.27)	(0.29)	(0.05)

Redemption fee proceeds[1]	-	-	-	-	- [2]	- [2]	- [2]

Net asset value, end of period	$26.34	$25.62	$26.92	$26.28	$25.88	$26.07	$26.31

Total return[3]	4.16%[4]	(1.89)%	2.40%[4]	3.22%	4.30%	0.21%	4.54%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,483	$7,767	$27,016	$30,800	$30,888	$18,949	$20,932

Ratio of expenses to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed	2.34%[5,6]	3.12%[6,7]	3.67%[5,6]	3.71%[6]	4.66%[6]	3.89%[6]	4.42%[6]
After fees waived and expenses absorbed	2.28%[5,6]	2.98%[6,7]	3.67%[5,6]	3.66%[6]	4.02%[6]	3.26%[6]	3.74%[6]
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed	4.01%[5]	0.80%	(0.49)%[5]	(2.08)%	(3.31)%	(2.52)%	(3.10)%
After fees waived and expenses absorbed	4.07%[5]	0.94%	(0.49)%[5]	(2.03)%	(2.67)%	(1.89)%	(2.42)%

Portfolio turnover rate	138%[4]	275%	198%[4]	323%	393%	360%	270%

*	Financial information from April 30, 2012 through December 18, 2016 is for the Vivaldi Orinda Macro Opportunities Fund, which was reorganized into the Vivaldi Multi-Strategy Fund as of the close of business December 18, 2016.
**	Fiscal year end changed to September 30, effective July 20, 2017.
[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.00% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.
[6]	If dividends and interest on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.44% for the six months ended March 31, 2019. For the prior periods, the ratios would have been lowered by 0.78%, 1.42%, 1.20%, 1.22%, 0.58% and 0.81% , respectively.
[7]	Effective August 1, 2018, the Fund's advisor had contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.85% of average daily net assets of the Fund. Prior to August 1, 2018, the annual operating expense limitation was 2.25%.

See accompanying Notes to Financial Statements.

31

Vivaldi Multi-Strategy Fund

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended	For the Year Ended	For the Period March 1, 2017 through	For the Year Ended
	March 31, 2019 (Unaudited)	September 30, 2018	September 30, 2017**	February 28, 2017	February 29, 2016	February 28, 2015	February 28, 2014
Net asset value, beginning of period	$26.17	$27.40	$26.71	$26.21	$26.29	$26.45	$25.28
Income from Investment Operations:
Net investment income (loss)[1]	0.57	0.33	(0.03)	(0.47)	(0.51)	(0.41)	(0.50)
Net realized and unrealized gain (loss)	0.52	(0.75)	0.72	1.41	1.70	0.54	1.72
Total from investment operations	1.09	(0.42)	0.69	0.94	1.19	0.13	1.22

Less Distributions:
From net investment income	(0.49)	-	-	-	-	-	-
From net realized gain	-	(0.81)	-	(0.44)	(1.27)	(0.29)	(0.05)
Total distributions	(0.49)	(0.81)	-	(0.44)	(1.27)	(0.29)	(0.05)

Redemption fee proceeds[1]	-	-	-	-	- [2]	- [2]	- [2]

Net asset value, end of period	$26.77	$26.17	$27.40	$26.71	$26.21	$26.29	$26.45

Total return[3]	4.32%[4]	(1.60)%	2.58%[4]	3.56%	4.69%	0.52%	4.85%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$42,123	$57,368	$128,676	$111,728	$28,648	$16,360	$20,190

Ratio of expenses to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed	2.02%[5,6]	2.82%[6,7]	3.37%[5,6]	3.41%[6]	4.45%[6]	3.58%[6]	4.12%[6]
After fees waived and expenses absorbed	1.96%[5,6]	2.68%[6,7]	3.37%[5,6]	3.36%[6]	3.74%[6]	2.95%[6]	3.44%[6]
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed	4.33%[5]	1.10%	(0.19)%[5]	(1.78)%	(3.21)%	(2.19)%	(2.80)%
After fees waived and expenses absorbed	4.39%[5]	1.24%	(0.19)%[5]	(1.73)%	(2.50)%	(1.56)%	(2.12)%

Portfolio turnover rate	138%[4]	275%	198%[4]	323%	393%	360%	270%

*	Financial information from April 30, 2012 through December 18, 2016 is for the Vivaldi Orinda Macro Opportunities Fund, which was reorganized into the Vivaldi Multi-Strategy Fund as of the close of business December 18, 2016.
**	Fiscal year end changed to September 30, effective July 20, 2017.
[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If dividends and interest on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.44% for the six months ended March 31, 2019. For the prior periods, the ratios would have been lowered by 0.78%, 1.42%, 1.20%, 1.27%, 0.57% and 0.81%, respectively.
[7]	Effective August 1, 2018, the Fund's advisor had contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.55% of average daily net assets of the Fund. Prior to August 1, 2018, the annual operating expense limitation was 1.95%.

See accompanying Notes to Financial Statements.

32

WV CONCENTRATED EQUITIES FUND

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Period May 1, 2017* through September 30, 2017
Net asset value, beginning of period	$25.32	$24.85	$25.00
Income from Investment Operations:
Net investment income (loss)[1]	0.01	(0.09)	(0.05)
Net realized and unrealized gain (loss)	(1.55)	1.28	(0.10)
Total from investment operations	(1.54)	1.19	(0.15)

Less Distributions:
From net realized gain	(5.39)	(0.72)	-
Total distributions	(5.39)	(0.72)	-

Net asset value, end of period	$18.39	$25.32	$24.85

Total return[2]	(3.11)%[3]	4.83%	(0.60)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1	$1	$1

Ratio of expenses to average net assets (including interest and dividends on securities sold short and broker fees)
Before fees waived and expenses absorbed	1.61%[4,5]	1.60%[5]	1.51%[4,5]
After fees waived and expenses absorbed	1.56%[4,5]	1.60%[5]	1.51%[4,5]
Ratio of net investment income (loss) to average net assets (including interest and dividends on securities sold short and broker fees)
Before fees waived and expenses absorbed	0.09%[4]	(0.36)%	(0.48)%[4]
After fees waived and expenses absorbed	0.14%[4]	(0.36)%	(0.48)%[4]

Portfolio turnover rate	106%[3]	184%	84%[3]

*	Commencement of operations.
[1]	Based on average daily shares outstanding for the period.
[2]	Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If interest and dividends on securities sold short and broker fees had been excluded, the expense ratios would have been lowered by 0.11% for the six months ended March 31, 2019, 0.18% for the period ended September 30, 2018 and 0.12% for the period ended September 30, 2017.

See accompanying Notes to Financial Statements.

33

WV CONCENTRATED EQUITIES FUND

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Period May 1, 2017* through September 30, 2017
Net asset value, beginning of period	$25.34	$24.87	$25.00
Income from Investment Operations:
Net investment income (loss)[1]	0.04	(0.03)	(0.02)
Net realized and unrealized gain (loss)	(1.54)	1.22	(0.11)
Total from investment operations	(1.50)	1.19	(0.13)

Less Distributions:
From net realized gain	(5.39)	(0.72)	-
Total distributions	(5.39)	(0.72)	-

Net asset value, end of period	$18.45	$25.34	$24.87

Total return[2]	(2.93)%[3]	4.83%	(0.52)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$97,096	$151,505	$210,323

Ratio of expenses to average net assets (including interest and dividends on securities sold short and broker fees)
Before fees waived and expenses absorbed	1.36%[4,5]	1.35%[5]	1.26%[4,5]
After fees waived and expenses absorbed	1.31%[4,5]	1.35%[5]	1.26%[4,5]
Ratio of net investment income (loss) to average net assets (including interest and dividends on securities sold short and broker fees)
Before fees waived and expenses absorbed	0.34%[4]	(0.11)%	(0.23)%[4]
After fees waived and expenses absorbed	0.39%[4]	(0.11)%	(0.23)%[4]

Portfolio turnover rate	106%[3]	184%	84%[3]

*	Commencement of operations.
[1]	Based on average daily shares outstanding for the period.
[2]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If interest and dividends on securities sold short and broker fees had been excluded, the expense ratios would have been lowered by 0.11% for the six months ended March 31, 2019, 0.18% for the period ended September 30, 2018 and 0.12% for the period ended September 30, 2017.

See accompanying Notes to Financial Statements.

34

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

Note 1 – Organization

Vivaldi Merger Arbitrage Fund (the ‘‘Merger Arbitrage Fund’’), Vivaldi Multi-Strategy Fund (the “Multi-Strategy Fund”) and WV Concentrated Equities Fund (the “Concentrated Equities Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Multi-Strategy Fund is a diversified fund. The Merger Arbitrage Fund and the Concentrated Equities Fund are non-diversified funds.

The Merger Arbitrage Fund seeks returns that are largely uncorrelated with the returns of the general stock market and capital appreciation. The Fund commenced investment operations on October 1, 2015 with Class A and Class I shares. Prior to that date, its only activity was the receipt of a $1,000 investment from principals of the Fund’s advisor and a transfer of 307,251 newly issued shares of the Fund’s Class I in exchange for the net assets of the Highland Capital Management Institutional Fund, LLC, a Delaware limited liability company (the “Company”) valued at $3,073,511.  This exchange was nontaxable. The primary assets received by the Fund were cash, interest receivable and securities of the Company with a fair value of $2,249,946 (identified cost of investments transferred were $2,271,450), totaling $3,073,511.  For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Company was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The Multi-Strategy Fund seeks to achieve long-term capital appreciation by pursuing positive absolute returns across market cycles. In pursuing its objective, the Fund seeks to generate attractive long-term returns with low sensitivity to traditional equity and fixed-income indices. The Fund commenced investment operations on December 16, 2016 with Class A and Class I shares. Prior to that date, the Fund acquired the assets and assumed the liabilities of the Vivaldi Orinda Macro Opportunities Fund (the “Predecessor Fund”), a series of Advisors Series Trust. The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	1,058,074	$28,004,864
Class I	3,174,754	$85,334,375

The net unrealized appreciation of investments transferred was $3,090,238 as of the date of the acquisition.

The WV Concentrated Equities Fund seeks growth of capital over the long term. The Fund commenced investment operations on May 1, 2017 with Class A and Class I shares. Prior to that date, its only activity was the receipt of a $2,000 investment from principals of the Fund’s advisor and a transfer of 12,741,561 shares of the Fund’s Class I shares in exchange for the net assets of the WHI Growth Fund, L.P. (the “Company”), a Delaware limited partnership, and WHI Growth Q.P., L.P. (the “Master Fund”), an Illinois limited partnership valued at $318,539,019. This exchange was nontaxable. The primary assets received by the Fund were cash, receivables and securities of the Company and the Master Fund with a fair value of $278,318,635 (identified cost of investments transferred were $245,755,280), totaling $318,539,019. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Company was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The shares of each class of each Fund represent an interest in the same portfolio of investments of each particular Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

35

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2019 (Unaudited)

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Options are valued at the mean between the last available bid and asked prices used. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

36

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2019 (Unaudited)

(c) Short Sales

Short sales are transactions in which the Funds sell a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that they may not always be able to close out a short position at a particular time or at an acceptable price.

(d) Options

The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(e) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these incurred expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which each Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

37

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2019 (Unaudited)

(f) Closed-end Funds (“CEFs”)

The Multi-Strategy Fund may invest in shares of CEFs. A CEF is a pooled investment vehicle that is registered under the Investment Company Act of 1940 and whose shares are listed and traded on U.S. national securities exchanges. Investments in CEFs are subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s portfolio, and fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the CEF owns. In addition, the Fund bears a pro rata share of the management fees and expenses of each underlying CEF, which results in the Fund’s shareholders being subject to higher expenses than if they invested directly in the CEFs.

(g) Futures Contracts

Each Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges.  A futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, financial, agricultural or metal commodity, at a specified price, date, time and place. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place.  Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments, respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it.  Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month).  If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss.  The transaction costs also must be included in these calculations.  As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale.  In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund.

At any time prior to the expiration of a futures contract, the Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

38

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2019 (Unaudited)

(h) Equity Swaps

The Funds may enter into equity swap contracts for hedging or investment purposes. Equity swap contracts may be structured in different ways. The counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Funds may agree to pay to the counterparty a floating-rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. In these cases, the return to the Funds on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Funds may agree to pay the other the difference between the relative investment performance that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

(i) Short-Term Investments

The Merger Arbitrage Fund invests a significant amount (58.8% as of March 31, 2019) in the Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class (“MVRXX”). MVRXX invests exclusively in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. Each Fund may also hold cash.

MVRXX files complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The net expense ratio per October 31, 2018 Annual report of Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class was 0.17%.

(j) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

39

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2019 (Unaudited)

(k) Federal Income Taxes

Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of March 31, 2019 and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(l) Distributions to Shareholders

The Funds will make distributions of net investment income per the table below and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Distribution Frequency of
Net Investment Income
Merger Arbitrage Fund	Annually
Multi-Strategy Fund	Annually
Concentrated Equities Fund	Annually

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

40

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2019 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Vivaldi Asset Management, LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of the Funds:

Merger Arbitrage Fund	1.25%
Multi-Strategy Fund	1.20%*
Concentrated Equities Fund	0.85%

*	Prior to August 1, 2018, the investment advisory fee for the Multi-Strategy Fund was 1.60% of the Fund’s average daily net assets.

The Advisor has engaged RiverNorth Capital Management, LLC and Angel Oak Capital Advisors, LLC, (each, a "Sub-Advisor" and together, the “Sub-Advisors”) to manage certain assets of the Multi-Strategy Fund and pays the Sub-Advisors from its advisory fees.

The Funds’ Advisor has contractually agreed to waive its fee and/or pay for expenses of the Funds to ensure that the annual Funds’ operating expenses (excluding any taxes, leverage interest, acquired fund fees and expenses (as determined in accordance with Form N-1A), dividend and interest expense on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed the following levels:

	Annual Expense Limit Class A Shares†	Annual Expense Limit Class I Shares†
Merger Arbitrage Fund	1.85%	1.55%
Multi-Strategy Fund	1.85%**	1.55%**
Concentrated Equities Fund	1.45%	1.20%

†	The limit on annual operating expenses is calculated based on each Fund’s average daily net assets.
**	Prior to August 1, 2018, the annual operating expenses limit for the Multi-Strategy Fund was 2.25% for Class A shares and 1.95% for Class I shares, respectively, of the Fund’s average daily net assets.

This agreement is in effect until January 31, 2020 for the Merger Arbitrage Fund, Multi-Strategy Fund and the Concentrated Equities Fund. These agreements may be terminated before these dates only by the Trust’s Board of Trustees.

For the six months ended March 31, 2019, the Advisor waived a portion of its fees totaling $11,175 and $27,841 for the Multi-Strategy Fund and Concentrated Equities Fund, respectively. The Advisor is permitted to seek reimbursement from the Concentrated Equities Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment. These reimbursements may be requested from the Funds if the reimbursement will not cause the Funds’ annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At March 31, 2019, the amount of potentially recoverable expenses is $27,841 for the Concentrated Equities Fund. The Advisor may recapture all or a portion of this amount no later than March 31, 2022.

41

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2019 (Unaudited)

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended March 31, 2019, are reported on the Statements of Operations as Fund services fees.

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

The Funds have a fee arrangement with their custodian, UMB Bank, n.a., which provides for custody fees to be reduced by earning credits based on cash balances left on deposit with the custodian. For the six months ended March 31, 2019, there were no fees reduced by earning credits.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended March 31, 2019, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations. A portion of the fees were paid by the Trust’s Co-Administrators. Such amount is shown as a reduction of expenses, “Fees paid indirectly”, on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability of the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended March 31, 2019, are reported on the Statements of Operations.

During the year ended September 30, 2018, UMBFS reimbursed the Merger Arbitrage Fund $2,674 for errors during processing. The amount is reported on the Fund’s Statements of Changes in Net Assets under the caption “Reimbursement by affiliate.” The reimbursement had no impact on the Fund’s performance.

42

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2019 (Unaudited)

Note 4 – Federal Income Taxes

At March 31, 2019, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Merger Arbitrage Fund	Multi-Strategy Fund	Concentrated Equities Fund
Cost of investments	$525,362,574	$42,238,040	$107,231,541

Gross unrealized appreciation	$10,298,600	$1,689,171	$7,779,088
Gross unrealized depreciation	(7,931,803)	(2,594,197)	(7,514,446)
Net unrealized appreciation (depreciation) on investments	$2,366,797	$(905,026)	$264,642

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Merger Arbitrage Fund	Multi-Strategy Fund	Concentrated Equities Fund
Undistributed ordinary income	$6,277,314	$525,114	$2,028,434
Undistributed long-term capital gains	1,846,277	-	20,296,015
Accumulated earnings	8,123,591	525,114	22,324,449

Accumulated capital and other losses	-	-	-
Unrealized appreciation (depreciation) on investments	3,504,064	(574,183)	8,024,109
Unrealized appreciation (depreciation) on foreign currency	-	47,474	466,820
Total accumulated earnings (loss)	$11,627,655	$(1,595)	$30,815,378

The tax character of distributions paid during the periods ended September 30, 2018 and September 30, 2017 was as follows:

	Merger Arbitrage Fund		Multi-Strategy Fund		Concentrated Equities Fund
Distribution paid from:	2018	2017	2018	2017	2018	2017
Ordinary income	$8,041,871	$256,827	$1,122,695	$-	$5,870,440	$-
Net long-term capital gains	-	412	3,249,461	-	116,209	-
Total taxable distributions	$8,041,871	$257,239	$4,372,156	$-	$5,986,649	$-

43

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2019 (Unaudited)

During the year ended September 30, 2018, the Concentrated Equities Fund utilized $126,164 of capital loss carryovers.

Note 5 – Redemption Fee

The Merger Arbitrage Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended March 31, 2019 and the year ended September 30, 2018, the Fund received $10,253 and $19,429, respectively, in redemption fees.

Note 6 – Investment Transactions

For the six months ended March 31, 2019, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales	Proceeds from Securities Sold Short	Cover Short Securities
Merger Arbitrage Fund	$1,692,276,871	$2,151,693,992	$488,333,071	$661,215,161
Multi-Strategy Fund	58,206,412	86,244,867	24,038,045	31,553,210
Concentrated Equities Fund	119,083,180	158,119,199	986,362	2,090,475

Note 7 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Funds to pay distribution fees for the sale and distribution of its shares.  With respect to Class A, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets. Class I does not pay any distribution fees.

For the six months ended March 31, 2019, distribution fees incurred are disclosed on the Statements of Operations.

Note 8 – Shareholder Servicing Plan

The Trust, on behalf of the Merger Arbitrage Fund and Multi-Strategy Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of Class A shares and 0.10% of average daily net assets of Class I shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

The Trust, on behalf of the Concentrated Equities Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended March 31, 2019, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

44

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2019 (Unaudited)

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

45

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2019 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2019, in valuing the Funds’ assets carried at fair value:

Merger Arbitrage Fund	Level 1	Level 2**	Level 3	Total
Assets
Investments
Common Stocks*	$248,806,796	$-	$-	$248,806,796
Purchased Options Contracts	201,868	-	-	201,868
Rights	-	-	268,768	268,768
Short-Term Investments	341,943,281	-	-	341,943,281
Total Assets	$590,951,945	$-	$268,768	$591,220,713

Liabilities
Securities Sold Short
Common Stocks*	$63,308,185	$-	$-	$63,308,185
Written Options Contracts	183,157	-	-	183,157
Total Liabilities	$63,491,342	$-	$-	$63,491,342

Multi-Strategy Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$2,170,206	$-	$2,170,206
Closed-End Funds	11,463,357	-	-	11,463,357
Collateralized Mortgage Obligations	-	6,960,945	-	6,960,945
Common Stocks*	15,413,605	-	-	15,413,605
Corporate Bonds	-	1,599,386	-	1,599,386
Exchange-Traded Debt Securities	1,136,376	-	-	1,136,376
Mutual Funds	519,427	-	-	519,427
Purchased Options Contracts	3,924	179	-	4,103
Rights	20,839	-	5,491	26,330
Warrants	47,839	-	-	47,839
Short-Term Investments	10,638,994	-	-	10,638,994
Total Assets	$39,244,361	$10,730,716	$5,491	$49,980,568

Liabilities
Securities Sold Short
Common Stocks*	$7,956,548	$-	$-	$7,956,548
Exchange-Traded Funds	687,581	-	-	687,581
Written Options Contracts	3,278	147	-	3,425
Total Liabilities	$8,647,407	$147	$-	$8,647,554
46

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2019 (Unaudited)

Concentrated Equities Fund	Level 1	Level 2**	Level 3***	Total
Assets
Investments
Common Stocks*	$85,065,966	$-	$-	$85,065,966
Exchange-Traded Funds	5,649,600	-	-	5,649,600
Exchange-Traded Debt Securities	2,212,346	-	-	2,212,346
Short-Term Investments	15,557,810	-	-	15,557,810
Total Assets	$108,485,722	$-	$-	$108,485,722

Liabilities
Securities Sold Short
Exchange-Traded Funds	$989,539	$-	$-	$989,539
Total Liabilities	$989,539	$-	$-	$989,539

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 securities at period end.
***	The Fund did not hold any Level 3 securities at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	Merger Arbitrage Fund	Multi-Strategy Fund
Beginning balance September 30, 2018	$-	$-
Transfers into Level 3 during the period	-	-
Transfers out of Level 3 during the period	-	-
Total realized gain/(loss)	-	-
Total unrealized appreciation/(depreciation)	268,768	5,491
Net purchases	-	-
Net sales	-	-
Balance as of March 31, 2019	$268,768	$5,491

The Level 3 investments as of March 31, 2019, represented 0.1% and 0.0% of net assets for the Merger Arbitrage Fund and Multi-Strategy Fund, respectively, and did not warrant a disclosure of significant unobservable valuation inputs.

47

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2019 (Unaudited)

Note 11 – Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Funds invested in options contracts and futures contracts during the six months ended March 31, 2019.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments as of March 31, 2019, by risk category are as follows:

	Merger Arbitrage Fund
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$201,868	Written options contracts, at value	$183,157
Total		$201,868		$183,157

	Multi-Strategy Fund
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$4,103	Written options contracts, at value	$3,425
Total		$4,103		$3,425

The effects of derivative instruments on the Statements of Operations for the six months ended March 31, 2019, are as follows:

Merger Arbitrage Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$(1,400,326)	$132,096
Total	$(1,400,326)	$132,096

Multi-Strategy Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Swap Contracts
Equity contracts	$(55,262)	$31,924	$250
Total	$(55,262)	$31,924	$250
48

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2019 (Unaudited)

Concentrated Equities Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Written Options Contracts	Swap Contracts
Equity contracts	$13,392	$(1,519)
Total	$13,392	$(1,519)

Merger Arbitrage Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$255,998	$236,087	$492,085
Total	$255,998	$236,087	$492,085

Multi-Strategy Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$15,731	$7,497	$23,228
Total	$15,731	$7,497	$23,228

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of March 31, 2019, are as follows:

Merger Arbitrage Fund
Derivative	Quarterly Average	Amount
Options Contracts - Purchased	Average Notional Value	$22,532,000
Options Contracts - Written	Average Notional Value	(13,585,833)

Multi-Strategy Fund
Derivative	Quarterly Average	Amount
Options Contracts - Purchased	Average Notional Value	$828,633
Options Contracts - Written	Average Notional Value	(340,333)
49

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2019 (Unaudited)

Note 12 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with ISDA Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

The Funds did not hold any swap contracts as of March 31, 2019.

Note 13 – Borrowing

The Funds have entered into a borrowing agreement with BNP Paribas (acting through its New York Branch). The Funds may borrow amounts up to one-third of the value of its assets. The Funds are charged interest of one-month Libor plus 1.10% for borrowing under this agreement. The Funds did not borrow under the line of credit agreement during the six months ended March 31, 2019.

Note 14 – New Accounting Pronouncement

In August 2018, the SEC adopted regulations that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in SEC requirements, GAAP, International Financial Reporting Standards, or changes in technology or the business environment. These regulations were effective November 5, 2018, and the Funds are complying with them effective with these financial statements.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 ("ASU 2018-13"), "Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement," which amends the fair value measurement disclosure requirements of ASC Topic 820 ("ASC 820"), "Fair Value Measurement." ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted, and the Funds have adopted ASU 2018-13 with these financial statements.

Note 15 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

50

Vivaldi Funds

EXPENSE EXAMPLES

For the Six Months Ended March 31, 2019 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchases within certain classes; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Class A only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2018 to March 31, 2019.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Vivaldi Merger Arbitrage Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		10/1/18	3/31/19	10/1/18 – 3/31/19
Class A	Actual Performance	$1,000.00	$1,032.30	$12.53
	Hypothetical (5% annual return before expenses)	1,000.00	1,012.60	12.41
Class I	Actual Performance	1,000.00	1,033.10	11.01
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.10	10.91

*	Expenses are equal to the Fund’s annualized expense ratios of 2.47% and 2.17% for the Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/365 (to reflect the six month period) for Class A shares and Class I shares. Assumes all dividends and distributions were reinvested.
51

Vivaldi Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended March 31, 2019 (Unaudited)

Vivaldi Multi-Strategy Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		10/1/18	3/31/19	10/1/18 – 3/31/19
Class A	Actual Performance	$1,000.00	$1,041.60	$11.59
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.58	11.43
Class I	Actual Performance	1,000.00	1,043.20	9.98
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.16	9.84

*	Expenses are equal to the Fund’s annualized expense ratios of 2.28% and 1.96% for the Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/365 (to reflect the six month period) for Class A shares and Class I shares. The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

WV Concentrated Equities Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		10/1/18	3/31/19	10/1/18 – 3/31/19
Class A	Actual Performance	$1,000.00	$968.90	$7.65
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.16	7.84
Class I	Actual Performance	1,000.00	970.70	6.44
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.42	6.59

*	Expenses are equal to the Fund’s annualized expense ratios of 1.56% and 1.31 % for the Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/365 (to reflect the six month period) for Class A shares and Class I shares. The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.
52

The Vivaldi Funds

Each a series of Investment Managers Series Trust II

Investment Advisor

Vivaldi Asset Management, LLC

225 West Wacker, Suite 2100

Chicago, Illinois 60606

Sub-Advisor

Angel Oak Capital Advisors, LLC

One Buckhead Plaza

3060 Peachtree Road NW, Suite 500

Atlanta, Georgia 30305

Sub-Advisor

RiverNorth Capital Management, LLC

325 North LaSalle Street, Suite 645

Chicago, Illinois 60654

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Vivaldi Merger Arbitrage Fund – Class A	VARAX	46141T 877
Vivaldi Merger Arbitrage Fund – Class I	VARBX	46141T 869
Vivaldi Multi-Strategy Fund – Class A	OMOAX	46141T 687
Vivaldi Multi-Strategy Fund – Class I	OMOIX	46141T 679
WV Concentrated Equities Fund – Class A	WVCAX	46141T 646
WV Concentrated Equities Fund – Class I	WVCIX	46141T 638

Privacy Principles of the Vivaldi Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Vivaldi Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (877) 779-1999 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Funds at (877) 779-1999 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Funds at (877) 779-1999. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (877) 779-1999.

Vivaldi Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (877) 779-1999

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	6/10/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	6/10/2019

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	6/10/2019